Stockholders’ Equity (Details)		3 Months Ended	6 Months Ended
	Sep. 01, 2020 shares	Mar. 31, 2021 vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 02, 2019 $ / shares shares	Dec. 31, 2018 shares	Mar. 01, 2018 $ / shares shares
Stockholders’ Equity (Details) [Line Items]
Common stock, authorized (in shares)			15,000,000	15,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001
Common stock, share outstanding			105,429	0
Common stock, issued (in shares)			105,429	0
CM Life Sciences, Inc.
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A common stock subject to possible redemption			35,321,987
Class A common stock
Stockholders’ Equity (Details) [Line Items]
Common stock, authorized (in shares)		2,500,000	2,500,000	2,500,000	2,500,000		1,942,500
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, share outstanding		1	1	1		1
Common stock, issued (in shares)		1	1	1		1
Class A common stock | CM Life Sciences, Inc.
Stockholders’ Equity (Details) [Line Items]
Common stock, authorized (in shares)		380,000,000	380,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, share outstanding		14,800,205	8,953,013
Common stock, issued (in shares)		14,800,205	8,953,013
Common stock subject to possible redemption		29,474,795	35,321,987
Percentage of converted share		20.00%	20.00%
Vote per share | vote		1
Conversion ratio		1
Class B common stock
Stockholders’ Equity (Details) [Line Items]
Common stock, authorized (in shares)		15,000,000	15,000,000		15,000,000		5,750,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, share outstanding		604,649	105,429	0		0
Common stock, issued (in shares)		604,649	105,429	0		0
Class B common stock | CM Life Sciences, Inc.
Stockholders’ Equity (Details) [Line Items]
Common stock, authorized (in shares)		20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, share outstanding		11,068,750	11,068,750
Common stock, issued (in shares)		11,068,750	11,068,750
Vote per share | vote		1
Conversion ratio	1.1
Founders Shares | Minimum
Stockholders’ Equity (Details) [Line Items]
Conversion ratio		1
Founders Shares | CM Life Sciences, Inc.
Stockholders’ Equity (Details) [Line Items]
Common stock, share outstanding	11,068,750